Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated February 20, 2020 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated January 28, 2020

The Board of Trustees (the “Board”) of BlackRock FundsSM (the “Trust”) has approved certain changes to the Fund. In particular, the Board approved certain changes to the Fund’s investment objective and investment strategies, a change in the frequency of distributions and an extension of certain of the Fund’s existing contractual fee waivers, effective April 1, 2020.

Accordingly, effective April 1, 2020, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Investment Objective” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income while maintaining prospects for capital appreciation.

The second and third paragraphs of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, are deleted in their entirety and replaced with the following:

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock, non-convertible preferred stock and depositary receipts. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will provide current income and current gains.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income while maintaining prospects for capital appreciation.

Footnote 3 to the table in the sections of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 1 to the table in the sections of the Service Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 1 to the table in the section of the Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Investor A, C and Institutional | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated February 20, 2020 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated January 28, 2020

The Board of Trustees (the “Board”) of BlackRock FundsSM (the “Trust”) has approved certain changes to the Fund. In particular, the Board approved certain changes to the Fund’s investment objective and investment strategies, a change in the frequency of distributions and an extension of certain of the Fund’s existing contractual fee waivers, effective April 1, 2020.

Accordingly, effective April 1, 2020, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Investment Objective” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income while maintaining prospects for capital appreciation.

The second and third paragraphs of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, are deleted in their entirety and replaced with the following:

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock, non-convertible preferred stock and depositary receipts. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will provide current income and current gains.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income while maintaining prospects for capital appreciation.

Footnote 3 to the table in the sections of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Service | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated February 20, 2020 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated January 28, 2020

The Board of Trustees (the “Board”) of BlackRock FundsSM (the “Trust”) has approved certain changes to the Fund. In particular, the Board approved certain changes to the Fund’s investment objective and investment strategies, a change in the frequency of distributions and an extension of certain of the Fund’s existing contractual fee waivers, effective April 1, 2020.

Accordingly, effective April 1, 2020, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Investment Objective” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income while maintaining prospects for capital appreciation.

The second and third paragraphs of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, are deleted in their entirety and replaced with the following:

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock, non-convertible preferred stock and depositary receipts. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will provide current income and current gains.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income while maintaining prospects for capital appreciation.

Footnote 1 to the table in the sections of the Service Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Class R | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock High Equity Income Fund

(the “Fund”)

Supplement dated February 20, 2020 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated January 28, 2020

The Board of Trustees (the “Board”) of BlackRock FundsSM (the “Trust”) has approved certain changes to the Fund. In particular, the Board approved certain changes to the Fund’s investment objective and investment strategies, a change in the frequency of distributions and an extension of certain of the Fund’s existing contractual fee waivers, effective April 1, 2020.

Accordingly, effective April 1, 2020, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Investment Objective” or “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income while maintaining prospects for capital appreciation.

The second and third paragraphs of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, are deleted in their entirety and replaced with the following:

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock, non-convertible preferred stock and depositary receipts. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will provide current income and current gains.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income while maintaining prospects for capital appreciation.

Footnote 1 to the table in the section of the Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock High Equity Income Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.